Goodwill and Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill, Carrying amount at beginning of year	$ 1,610.8	$ 1,607.0
Goodwill, Acquisitions and purchase price adjustments
Goodwill, Translation differences	(0.7)	3.8
Goodwill, Carrying amount at end of year	1,610.1	1,610.8
Amortized Intangible, Gross carrying amount	398.9	403.4
Amortized Intangible, Accumulated amortization	(321.6)	(307.2)
Amortized Intangible, Carrying value	$ 77.3	$ 96.2